Quarterly Report
September 30, 2024
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
September 30, 2024

Page
Schedule of Investments	1
Notes to Schedule of Investments	8

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 99.0% †
Alabama - 0.1%
Auburn University, AL Revenue
5.00% 06/01/38	$1,000,000	$1,063,175
Arizona - 1.1%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/41 - 07/01/43	2,000,000	2,133,042
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,600,056
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	975,802
5.00% 07/01/31	2,650,000	2,813,582
Maricopa County Unified School District No. 80 Chandler, AZ GO
4.00% 07/01/32	2,890,000	2,970,891
		10,493,373
Arkansas - 0.2%
State of Arkansas, AR GO
4.00% 07/01/39 - 07/01/40	1,600,000	1,675,942
California - 5.5%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,242,622
California Health Facilities Financing Authority, CA Revenue
5.00% 04/01/32	3,390,000	3,791,618
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/34 - 05/15/44	7,295,000	7,753,828
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,549,780
Los Angeles Unified School District, CA GO
5.00% 07/01/34	500,000	602,670
Oakland Unified School District/Alameda County, CA GO, AGM
5.00% 08/01/35	1,000,000	1,179,707
Sacramento Municipal Utility District, CA Revenue
4.00% 08/15/45	1,565,000	1,579,246
5.00% 08/15/53	2,000,000	2,235,434
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,130,319
San Diego Unified School District, CA GO
4.00% 07/01/53	1,000,000	1,004,143
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/49	4,545,000	4,962,836
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,523,135
Santa Cruz City High School District, CA GO
4.00% 08/01/40	1,200,000	1,212,004
Southern California Public Power Authority, CA Revenue
5.00% 09/01/30	500,000	543,015
State of California, CA GO
4.00% 08/01/35 - 09/01/47	7,590,000	7,810,529
5.00% 09/01/28 - 09/01/33	4,180,000	4,653,704
University of California, CA Revenue
4.00% 05/15/46	1,800,000	1,810,503
		53,585,093
Colorado - 2.4%
Adams & Arapahoe Joint School District 28J Aurora, CO GO, State Aid Withholding
5.00% 12/01/32	2,000,000	2,095,421
Board of Governors of Colorado State University System, CO Revenue, State Higher Education Intercept
4.00% 03/01/43	1,000,000	1,004,558
Cherokee Metropolitan District, CO Revenue, BAM
4.00% 08/01/45	2,700,000	2,691,109
City & County of Denver Airport System Revenue, CO Revenue
4.00% 12/01/37	1,000,000	1,005,877
5.00% 11/15/41	1,000,000	1,074,104
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,451,399
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42 - 11/15/47	4,085,000	4,273,372
Colorado Health Facilities Authority, CO Revenue
4.00% 05/15/52	1,500,000	1,450,751
5.00% 05/15/34 - 05/15/35	2,400,000	2,774,152
	Principal Amount	Fair Value
Eagle River Water & Sanitation District Wastewater Revenue, CO Revenue, AGM
4.00% 12/01/49	$1,200,000	$1,191,198
Regional Transportation District Sales Tax Revenue, CO Revenue
4.25% 11/01/36	3,405,000	3,707,637
		23,719,578
Connecticut - 0.8%
Connecticut State Health & Educational Facilities Authority, CT Revenue
2.95% 07/01/49 (a)	1,000,000	1,004,281
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	4,015,000	4,176,030
5.00% 07/01/36	635,000	744,161
State of Connecticut, CT GO
5.00% 01/15/26	700,000	721,702
Town of Darien, CT GO
4.00% 04/15/44	1,000,000	1,037,571
		7,683,745
Delaware - 0.4%
Delaware Transportation Authority, DE Revenue
5.00% 06/01/55	1,000,000	1,007,608
State of Delaware, DE GO
3.50% 03/01/33	2,000,000	2,010,166
4.00% 05/01/41	1,000,000	1,046,866
		4,064,640
District of Columbia - 4.3%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	10,683,252
5.00% 03/01/36	2,500,000	2,738,496
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,205,302
5.00% 10/01/47 - 10/01/52	4,500,000	4,759,826
District of Columbia, DC GO
4.00% 06/01/35 - 10/15/44	3,000,000	3,012,496
District of Columbia, DC Revenue
5.00% 04/01/42 (b)	1,820,000	1,933,163
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	9,820,000	10,529,133
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Revenue
4.00% 10/01/35	1,250,000	1,276,513
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/42	5,000,000	5,184,479
		42,322,660
Florida - 7.2%
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,322,112
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	1,008,709
City of Miami, FL Revenue
5.00% 01/01/44	500,000	558,690
City of Tallahassee Energy System Revenue, FL Revenue
5.00% 10/01/34	1,400,000	1,666,739
City of Tallahassee Utility System Revenue, FL Revenue
5.00% 10/01/33	1,895,000	2,237,220
City of Tampa Water & Wastewater System Revenue, FL Revenue
5.25% 10/01/57	7,000,000	7,740,461
County of Hillsborough, FL GO
5.00% 07/01/53	2,825,000	3,108,544
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,685,644
5.00% 10/01/34 - 10/01/36	6,000,000	6,156,845
County of Miami-Dade Seaport Department, FL Revenue, AGM
4.00% 10/01/40	3,000,000	3,009,197
County of Miami-Dade Seaport Department, FL Revenue
4.00% 10/01/50	2,485,000	2,367,391
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,294,038
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/49	15,500,000	15,502,010
5.00% 10/01/36	1,000,000	1,169,018

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Florida Development Finance Corp., FL Revenue
5.00% 07/01/35	$2,000,000	$2,110,159
Florida Development Finance Corp., FL Revenue, AGM
5.25% 07/01/47	1,500,000	1,600,893
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	950,000	980,995
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue, BAM
5.00% 11/01/39	2,560,000	2,878,784
Hillsborough County Aviation Authority, FL Revenue
5.00% 10/01/29	2,510,000	2,721,254
JEA Water & Sewer System Revenue, FL Revenue
5.00% 10/01/34	1,000,000	1,171,168
School Board of Miami-Dade County, FL GO, BAM
5.00% 03/15/47	5,000,000	5,426,308
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	1,014,703
5.00% 07/01/38	1,000,000	1,137,952
Sumter County School Board, FL COP, AGM
5.00% 01/01/35	500,000	580,073
Wildwood Utility Dependent District, FL Revenue, AGM
5.25% 10/01/38	1,000,000	1,134,031
		69,582,938
Georgia - 3.3%
Augusta Water & Sewer Revenue, GA Revenue, BAM
5.00% 10/01/38	1,060,000	1,222,554
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/37 - 07/01/38	2,000,000	2,006,704
City of Atlanta Water & Wastewater Revenue, GA Revenue, AGM
5.75% 11/01/30	3,000,000	3,541,052
County of DeKalb Water & Sewerage Revenue, GA Revenue
5.00% 10/01/45	2,000,000	2,222,148
County of Fulton, GA GO
4.00% 07/01/40	1,000,000	1,006,190
Development Authority of Gwinnett County, GA Revenue
5.00% 07/01/40	7,000,000	7,243,847
Georgia Ports Authority, GA Revenue
4.00% 07/01/47 - 07/01/51	6,855,000	6,796,733
Municipal Electric Authority of Georgia, GA Revenue
5.00% 01/01/32 (c)	500,000	566,170
Private Colleges & Universities Authority, GA Revenue
4.00% 09/01/36 - 10/01/46	5,555,000	5,618,692
State of Georgia, GA GO
4.00% 07/01/36	2,000,000	2,070,715
		32,294,805
Hawaii - 0.1%
State of Hawaii, HI GO
5.00% 01/01/36	1,000,000	1,086,407
Illinois - 6.5%
Chicago Midway International Airport, IL Revenue, BAM
5.00% 01/01/33	450,000	499,364
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/38 - 01/01/48	10,960,000	11,381,685
5.25% 01/01/42	8,000,000	8,268,060
Chicago Park District, IL GO, BAM-TCRS
4.00% 01/01/41	1,000,000	1,003,758
Chicago Park District, IL GO
5.00% 01/01/35 - 01/01/40	1,500,000	1,657,757
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,923,070
City of Chicago Wastewater Transmission Revenue, IL Revenue, BAM
5.00% 01/01/39	1,000,000	1,149,077
City of Chicago Wastewater Transmission Revenue, IL Revenue, AGM
5.50% 01/01/62	5,035,000	5,586,692
City of Chicago Waterworks Revenue, IL Revenue
5.00% 11/01/34	1,000,000	1,155,376
City of Chicago, IL GO
5.00% 01/01/30	2,000,000	2,162,654
County of Cook Sales Tax Revenue, IL Revenue
5.00% 11/15/36	500,000	566,014
Illinois Finance Authority, IL Revenue
4.00% 07/01/32	5,000,000	5,037,209
5.00% 04/01/35	1,000,000	1,176,465
	Principal Amount	Fair Value
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44	$3,000,000	$3,001,815
5.00% 01/01/37 - 01/01/46	5,885,000	6,084,580
Lake County School District No. 112 North Shore, IL GO
4.00% 12/01/38	1,000,000	1,044,435
Metropolitan Pier & Exposition Authority, IL Revenue
4.00% 12/15/27	500,000	518,946
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,551,289
State of Illinois Sales Tax Revenue, IL Revenue
5.00% 06/15/38	1,000,000	1,119,532
State of Illinois, IL GO
5.00% 10/01/30 - 05/01/35	4,000,000	4,376,479
5.00% 02/01/38 (c)	500,000	561,516
5.50% 05/01/30	2,000,000	2,187,355
		63,013,128
Indiana - 1.3%
Indiana Finance Authority, IN Revenue
5.25% 10/01/52	2,000,000	2,160,271
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,277,906
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,525,554
5.00% 01/01/30 - 01/01/48	4,105,000	4,460,197
		12,423,928
Iowa - 0.2%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue, AGM
4.00% 07/01/34	1,055,000	1,116,671
City of Ames, IA GO
5.00% 06/01/32	1,090,000	1,235,830
		2,352,501
Kansas - 0.5%
City of Lawrence Water & Sewage System Revenue, KS Revenue
4.00% 11/01/40	2,420,000	2,500,400
Kansas Turnpike Authority, KS Revenue
5.00% 09/01/37	1,980,000	2,153,173
		4,653,573
Kentucky - 1.4%
Kentucky State Property & Building Commission, KY Revenue
5.00% 04/01/37	7,525,000	7,860,909
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	958,156
Northern Kentucky University, KY Revenue, State Intercept
5.00% 09/01/33	2,000,000	2,321,386
University of Kentucky, KY Revenue, State Intercept
4.00% 04/01/44	2,210,000	2,231,483
		13,371,934
Louisiana - 0.2%
Iberia Parishwide School District, LA GO
5.00% 03/01/41	1,525,000	1,696,124
Maine - 0.3%
Maine Municipal Bond Bank, ME Revenue
5.00% 09/01/26	500,000	523,711
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	2,013,393
Town of Bar Harbor, ME GO
5.00% 09/01/38	575,000	669,067
		3,206,171
Maryland - 2.2%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	3,149,689
5.00% 07/01/33 - 07/01/35	2,155,000	2,245,516
County of Anne Arundel, MD GO
5.00% 10/01/47	1,000,000	1,038,499
County of Baltimore, MD GO
4.00% 03/01/40 - 03/01/41	2,385,000	2,432,276
5.00% 03/01/45	5,985,000	6,698,564
State of Maryland Department of Transportation, MD Revenue
4.00% 12/01/29	1,140,000	1,167,397

See Notes to Schedule of Investments.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Town of Ocean City, MD GO
4.00% 01/15/44	$1,460,000	$1,475,264
Washington Suburban Sanitary Commission, MD Revenue, CNTY GTD
4.00% 06/01/41 - 06/01/47	3,015,000	3,037,764
		21,244,969
Massachusetts - 4.4%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	2,000,000	1,982,709
Commonwealth of Massachusetts, MA GO
4.00% 11/01/37	1,465,000	1,522,170
5.00% 08/01/38 - 07/01/45	3,490,000	3,862,499
5.25% 04/01/42	1,950,000	2,042,449
Commonwealth of Massachusetts, MA Revenue, NATL
5.50% 01/01/34	3,950,000	4,549,593
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	5,020,000	5,456,652
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
4.00% 07/01/48	1,250,000	1,246,035
Massachusetts Development Finance Agency, MA Revenue
4.00% 02/15/36 - 10/01/46	9,515,000	9,530,917
4.00% 06/01/49 (b)	1,000,000	1,071,265
Massachusetts State College Building Authority, MA Revenue, State Intercept
4.00% 05/01/39	1,440,000	1,457,328
Massachusetts State College Building Authority, MA Revenue, State Higher Education Intercept
4.00% 05/01/40 - 05/01/43	3,015,000	3,101,880
Massachusetts Water Resources Authority, MA Revenue
5.00% 08/01/41	1,000,000	1,156,555
Northeast Metropolitan Regional Vocational School District, MA GO
4.00% 04/15/47	1,500,000	1,496,115
Town of Andover, MA GO
4.00% 07/15/52	2,605,000	2,609,654
University of Massachusetts Building Authority, MA Revenue
4.00% 11/01/46	1,395,000	1,397,767
		42,483,588
Michigan - 1.6%
City of Kalamazoo, MI GO, BAM
5.00% 10/01/36	1,015,000	1,175,792
City of Lansing, MI GO, AGM
5.00% 06/01/43	1,000,000	1,101,750
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/33 - 07/01/38	5,305,000	5,865,437
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,498,354
Michigan State University, MI Revenue
5.00% 08/15/41	500,000	565,175
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/38	1,485,000	1,536,795
University of Michigan, MI Revenue
5.00% 04/01/50	3,120,000	3,350,667
Warren Consolidated Schools, MI GO, Q-SBLF
5.00% 05/01/35	715,000	737,067
		15,831,037
Minnesota - 3.6%
Alexandria Independent School District No. 206, MN GO, School District Credit Enhancement Program
5.00% 02/01/30	2,950,000	3,173,192
City of Minneapolis, MN GO
3.00% 12/01/34	1,315,000	1,285,407
4.00% 12/01/41	1,125,000	1,174,684
City of Rochester, MN Revenue
4.00% 11/15/48	5,000,000	4,953,415
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	5,000,000	5,121,061
Cloquet Independent School District No. 94, MN GO, School District Credit Enhancement Program
4.00% 02/01/36	1,675,000	1,679,517
County of Hennepin, MN GO
5.00% 12/01/38	1,000,000	1,061,687
	Principal Amount	Fair Value
County of St. Louis, MN GO
3.00% 12/01/31	$1,545,000	$1,541,137
Dover & Eyota Independent School District No. 533, MN GO, School District Credit Enhancement Program
4.00% 02/01/40	1,285,000	1,327,567
Maple River Independent School District No. 2135, MN GO, School District Credit Enhancement Program
5.00% 02/01/28	750,000	814,474
Redwood Area Schools Independent School District No. 2897, MN GO, School District Credit Enhancement Program
4.00% 02/01/36	1,705,000	1,780,127
State of Minnesota, MN GO
4.00% 08/01/44	1,000,000	1,027,170
5.00% 08/01/33 - 08/01/36	4,050,000	4,342,816
Stillwater Independent School District No. 834, MN GO, School District Credit Enhancement Program
4.00% 02/01/41	1,000,000	1,031,332
University of Minnesota, MN Revenue
5.00% 09/01/39	4,350,000	4,521,661
		34,835,247
Mississippi - 0.2%
Mississippi Development Bank, MS Revenue
5.00% 01/01/32 (c)	500,000	570,159
State of Mississippi, MS GO
4.00% 10/01/41	1,000,000	1,008,352
		1,578,511
Missouri - 0.9%
City of St. Louis, MO GO
5.00% 02/15/43	800,000	873,935
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 07/01/46 - 11/15/48	4,200,000	4,135,462
Metropolitan St. Louis Sewer District, MO Revenue
5.00% 05/01/45 (b)	480,000	485,782
5.00% 05/01/45	1,020,000	1,028,739
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34	1,000,000	1,160,073
St. Louis County School District C-2 Parkway, MO GO
4.00% 03/01/39	1,395,000	1,436,516
		9,120,507
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO
5.00% 07/01/35	1,570,000	1,674,105
Nebraska - 0.0% *
York County School District No. 96, NE GO
4.50% 12/15/42	175,000	179,554
New Hampshire - 0.1%
New Hampshire Municipal Bond Bank, NH Revenue
4.00% 08/15/43	1,000,000	1,012,826
New Jersey - 5.3%
Burlington County Bridge Commission, NJ Revenue, CNTY GTD
5.00% 10/01/36	1,000,000	1,058,528
Madison Borough Board of Education, NJ GO, School Bond Guaranty
4.00% 08/15/41	1,000,000	1,036,727
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/41 (b)	7,250,000	7,661,828
5.00% 06/15/43	4,500,000	4,709,178
5.25% 06/15/40 (b)	220,000	223,662
New Jersey Educational Facilities Authority, NJ Revenue
4.00% 03/01/53	1,000,000	1,006,410
New Jersey Educational Facilities Authority, NJ Revenue, ST APPROP
5.50% 09/01/30 - 09/01/33	13,700,000	14,267,619
New Jersey Transportation Trust Fund Authority, NJ Revenue
4.25% 06/15/44	1,000,000	1,022,613
5.00% 12/15/34 - 06/15/45	9,430,000	10,088,611
New Jersey Turnpike Authority, NJ Revenue
4.00% 01/01/43	5,000,000	5,025,512
5.00% 01/01/29 - 01/01/48	4,810,000	5,208,976
5.00% 01/01/42 (c)	500,000	564,517
		51,874,181

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
New Mexico - 0.1%
County of Santa Fe, NM GO
4.00% 07/01/34	$1,000,000	$1,055,035
New York - 10.5%
City of New York, NY GO
4.00% 08/01/39	1,155,000	1,185,787
Empire State Development Corp., NY Revenue
4.00% 03/15/44 - 03/15/52	2,500,000	2,472,632
5.00% 03/15/54 - 03/15/57	4,000,000	4,358,396
Hudson Yards Infrastructure Corp., NY Revenue
4.00% 02/15/44	4,500,000	4,505,396
5.00% 02/15/36 - 02/15/42	6,135,000	6,391,144
Hudson Yards Infrastructure Corp., NY Revenue, AGM
4.00% 02/15/47	5,830,000	5,763,690
Metropolitan Transportation Authority, NY Special Tax
4.00% 11/15/46	1,500,000	1,495,122
Metropolitan Transportation Authority, NY Revenue, AGM
4.00% 11/15/49	1,500,000	1,475,099
Metropolitan Transportation Authority, NY Revenue
5.25% 11/15/55	1,000,000	1,057,978
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/52	10,130,000	10,128,083
5.00% 06/15/35 - 06/15/41	8,255,000	8,657,217
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/32	2,135,000	2,399,298
New York City Transitional Finance Authority, NY Revenue
4.00% 11/01/42	1,000,000	1,021,577
5.00% 05/01/36	1,000,000	1,159,341
5.00% 05/01/38 (c)	1,000,000	1,164,821
5.50% 05/01/53	2,500,000	2,847,233
New York Liberty Development Corp., NY Revenue
5.25% 10/01/35	1,090,000	1,285,548
New York Power Authority, NY Revenue
4.00% 11/15/50	3,355,000	3,341,759
New York Power Authority, NY Revenue, AGM
5.13% 11/15/58	2,020,000	2,244,709
New York State Dormitory Authority, NY Revenue
4.00% 08/01/38 - 03/15/47	8,500,000	8,524,353
5.00% 03/15/36	1,000,000	1,159,755
5.50% 07/01/54	1,500,000	1,734,247
New York State Environmental Facilities Corp., NY Revenue
5.00% 06/15/42	5,000,000	5,207,392
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	2,013,598
New York Transportation Development Corp., NY Revenue
5.00% 12/01/31 - 12/01/37	3,450,000	3,735,803
5.50% 06/30/39	1,000,000	1,105,337
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 09/01/48	7,000,000	7,402,120
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/33 - 12/15/50	7,575,000	8,181,309
		102,018,744
North Carolina - 1.2%
City of Charlotte Airport Revenue, NC Revenue
5.00% 07/01/48	3,000,000	3,301,164
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	3,047,453
City of Sanford Utility Systems Revenue, NC Revenue
5.00% 06/01/40	500,000	571,699
County of Guilford, NC GO
4.00% 03/01/40	1,000,000	1,055,480
County of Wake, NC GO
3.50% 04/01/32	2,250,000	2,252,427
North Carolina Turnpike Authority, NC Revenue, AGM
5.00% 01/01/29	1,190,000	1,247,566
		11,475,789
Ohio - 0.9%
City of Cleveland, OH GO
5.00% 12/01/29	1,250,000	1,281,490
City of Columbus, OH GO
5.00% 04/01/35	1,020,000	1,117,856
Dublin City School District, OH GO
4.00% 12/01/30	1,010,000	1,061,955
	Principal Amount	Fair Value
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	$1,000,000	$1,071,726
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue
5.00% 12/01/44	1,000,000	1,127,795
Shaker Heights City School District, OH GO
5.25% 12/15/59	2,900,000	3,238,114
		8,898,936
Oklahoma - 1.0%
City of Oklahoma City, OK GO
4.00% 03/01/37	1,000,000	1,048,272
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41 - 04/01/48	3,000,000	3,047,277
4.25% 10/01/48	1,000,000	1,019,521
5.00% 04/01/40	600,000	691,684
Tulsa Metropolitan Utility Authority, OK Revenue
4.00% 04/01/39	1,000,000	1,033,315
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,647,098
		9,487,167
Oregon - 1.8%
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	4,900,000	5,383,912
City of Portland Water System Revenue, OR Revenue
4.00% 05/01/30	2,435,000	2,435,702
Clackamas County School District No. 7J Lake Oswego, OR GO, School Bond Guaranty
4.00% 06/01/33	1,000,000	1,023,268
Multnomah-Clackamas Counties Centennial School District No. 28JT, OR GO, School Bond Guaranty
5.00% 06/15/45	4,000,000	4,286,220
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/27 - 07/01/38	4,520,000	4,688,899
		17,818,001
Pennsylvania - 6.7%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,305,575
Bucks County Water & Sewer Authority, PA Revenue, AGM
5.25% 12/01/47	1,700,000	1,886,176
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	3,032,557
5.00% 07/01/28 - 07/01/35	3,695,000	3,959,006
City of Philadelphia Water & Wastewater Revenue, PA Revenue
4.00% 10/01/31	4,980,000	5,071,333
5.00% 10/01/43 - 10/01/48	11,000,000	11,601,643
City of Philadelphia Water & Wastewater Revenue, PA Revenue, AGM
5.00% 09/01/30	1,000,000	1,136,132
City of Philadelphia, PA GO
5.00% 08/01/36	5,000,000	5,260,273
City of Pittsburgh, PA GO
5.00% 09/01/32	750,000	834,383
Commonwealth of Pennsylvania, PA GO
3.50% 03/01/31	2,000,000	2,020,914
4.00% 09/15/34 - 09/01/43	3,575,000	3,638,867
County of Allegheny, PA GO
5.00% 12/01/37	630,000	718,782
Delaware Valley Regional Finance Authority, PA Revenue
4.00% 09/01/35	500,000	538,241
Lehigh County General Purpose Authority, PA Revenue
5.00% 02/01/29	750,000	814,435
Middletown Area School District, PA GO, AGM, State Aid Withholding
4.00% 03/01/36	1,000,000	1,011,352
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 02/15/43 - 08/15/49	3,500,000	3,475,087
5.00% 05/01/41	1,000,000	1,017,617
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
4.00% 12/01/51	2,500,000	2,422,977
5.25% 12/01/44	7,500,000	8,010,194
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32 - 12/01/40	1,610,000	1,799,880
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,471,443

See Notes to Schedule of Investments.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Phoenixville Area School District, PA GO, State Aid Withholding
4.00% 11/15/38	$1,000,000	$1,043,905
Upper Merion Area School District, PA GO, State Aid Withholding
4.00% 01/15/46	1,450,000	1,448,246
		65,519,018
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., RI Revenue
4.00% 09/15/37	1,000,000	1,009,783
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/26	2,000,000	2,046,698
		3,056,481
South Carolina - 1.4%
Anderson County School District No. 5, SC GO, SCSDE
5.00% 03/01/30	2,000,000	2,062,792
Beaufort County School District, SC GO, SCSDE
4.00% 03/01/33	2,200,000	2,329,923
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/47 - 02/01/48	3,525,000	3,910,472
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,919,848
Spartanburg County School District No. 4, SC GO, SCSDE
5.00% 03/01/47	2,745,000	2,993,923
		13,216,958
Tennessee - 1.4%
City of Columbia, TN GO
4.00% 12/01/44	1,000,000	1,004,618
City of Knoxville Electric System Revenue, TN Revenue
5.00% 07/01/41	1,000,000	1,097,882
City of Memphis Electric System Revenue, TN Revenue
5.00% 12/01/28	500,000	550,546
City of Memphis, TN GO
4.00% 05/01/38	2,345,000	2,381,797
County of Montgomery, TN GO
4.00% 06/01/36	1,250,000	1,296,538
County of Rutherford, TN GO
3.00% 04/01/35	2,000,000	1,950,878
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Revenue
5.00% 07/01/46	2,000,000	2,072,040
Tennessee State School Bond Authority, TN Revenue, State Intercept
5.00% 11/01/52	3,280,000	3,569,532
		13,923,831
Texas - 6.4%
Arlington Higher Education Finance Corp., TX Revenue, Permanent School Fund
5.00% 02/15/35	1,550,000	1,558,013
Austin Independent School District, TX GO, Permanent School Fund
5.25% 08/01/49	1,000,000	1,125,186
Azle Independent School District, TX GO, Permanent School Fund
5.00% 02/15/32	1,000,000	1,152,295
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/40	500,000	575,470
Central Texas Turnpike System, TX Revenue
5.00% 08/15/38	1,000,000	1,138,581
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,109,942
City of Austin Water & Wastewater System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,182,673
City of Dallas Waterworks & Sewer System Revenue, TX Revenue
4.00% 10/01/52	2,500,000	2,447,155
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,581,867
City of Frisco, TX GO
5.00% 02/15/41	1,000,000	1,128,413
City of Galveston Wharves & Terminal Revenue, TX Revenue
5.00% 08/01/27 - 08/01/34	1,500,000	1,613,562
	Principal Amount	Fair Value
City of Georgetown Utility System Revenue, TX Revenue, BAM
5.00% 08/15/35	$500,000	$574,517
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,596,964
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 11/15/35	1,000,000	1,174,844
City of McKinney, TX GO
4.00% 08/15/44	1,000,000	1,011,846
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,402,885
Conroe Independent School District, TX GO, Permanent School Fund
5.00% 02/15/44	1,075,000	1,198,796
County of El Paso, TX GO
5.00% 02/15/32	1,490,000	1,574,977
County of Harris Toll Road Revenue, TX Revenue
5.00% 08/15/35	1,500,000	1,761,931
Crowley Independent School District, TX GO, Permanent School Fund
5.25% 02/01/53	1,500,000	1,648,764
Dallas Area Rapid Transit, TX Revenue
4.00% 12/01/38	500,000	502,901
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27	500,000	538,055
Dallas Independent School District, TX GO, Permanent School Fund
5.00% 02/15/34	560,000	612,422
Dickinson Independent School District, TX GO, Permanent School Fund
4.00% 02/15/43	1,000,000	1,022,457
Ector County Independent School District, TX GO, Permanent School Fund
5.00% 08/15/36	965,000	1,107,030
Fort Bend County Texas Public Facility Corp., TX Revenue
5.00% 03/01/42	1,500,000	1,661,185
Fort Bend Independent School District, TX GO, Permanent School Fund
4.00% 08/15/36	1,200,000	1,223,662
Grand Parkway Transportation Corp., TX Revenue
5.00% 10/01/37	2,145,000	2,275,217
Katy Independent School District, TX GO, Permanent School Fund
5.00% 02/15/43	750,000	829,857
Lamar Consolidated Independent School District, TX GO, Permanent School Fund
4.00% 02/15/40	1,000,000	1,008,588
5.00% 02/15/37 - 02/15/39	1,000,000	1,141,892
Lower Colorado River Authority, TX Revenue
5.00% 05/15/32 - 05/15/37	2,500,000	2,671,948
Mount Vernon Independent School District, TX GO, Permanent School Fund
5.00% 08/15/30	500,000	565,651
North Texas Municipal Water District, TX Revenue
5.00% 06/01/35	1,000,000	1,148,542
North Texas Tollway Authority, TX Revenue
5.00% 01/01/48	2,000,000	2,063,839
Northside Independent School District, TX GO, Permanent School Fund
5.00% 08/15/40	625,000	711,220
Permanent University Fund - University of Texas System, TX Revenue
4.00% 07/01/41	1,000,000	1,017,892
5.00% 07/01/36	750,000	904,558
Pittsburg Independent School District, TX GO, Permanent School Fund
4.00% 02/15/49	1,250,000	1,243,780
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,104,190
Prosper Independent School District, TX GO, Permanent School Fund
5.00% 02/15/41	1,000,000	1,136,154
Red River Education Finance Corp., TX Revenue
5.00% 03/15/35	1,000,000	1,189,935
State of Texas, TX GO
4.00% 10/01/44	1,985,000	1,915,783
Tarrant Regional Water District Water Supply System Revenue, TX Revenue
5.00% 03/01/38	500,000	577,689
Texas A&M University, TX Revenue
5.00% 05/15/28 - 05/15/35	1,500,000	1,728,624

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Tomball Independent School District, TX GO, Permanent School Fund
5.00% 02/15/48	$1,700,000	$1,855,149
Trinity River Authority Central Regional Wastewater System Revenue, TX Revenue
5.00% 08/01/40	500,000	567,749
Trinity River Authority Denton Creek Wastewater Treatment System Revenue, TX Revenue
4.00% 02/01/43	500,000	501,213
5.00% 02/01/34	750,000	876,172
Upper Trinity Regional Water District, TX Revenue, BAM
5.00% 08/01/27	530,000	564,981
		61,827,016
Utah - 2.4%
Alpine School District, UT GO, School Bond Guaranty
4.00% 03/15/31	1,500,000	1,544,870
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,207,960
4.00% 03/01/47	1,000,000	1,000,271
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/46 - 07/01/48	4,000,000	4,182,828
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,222,442
5.00% 02/01/50	4,080,000	4,290,165
County of Utah, UT Revenue
4.00% 05/15/47	1,255,000	1,214,272
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48 - 01/15/53	2,925,000	3,152,349
University of Utah, UT Revenue
4.00% 08/01/51	1,500,000	1,471,066
5.00% 08/01/42	1,685,000	1,885,242
Weber School District, UT GO, School Bond Guaranty
4.00% 06/15/43	1,000,000	1,014,885
		23,186,350
Vermont - 0.1%
Vermont Municipal Bond Bank, VT Revenue, State Intercept
5.00% 12/01/36	1,135,000	1,194,785
Virginia - 5.0%
Alexandria Sanitation Authority, VA Revenue
5.00% 07/15/44	580,000	661,169
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/46 - 07/01/51	4,000,000	4,036,029
City of Alexandria, VA GO, State Aid Withholding
4.00% 12/15/48 - 12/15/53	7,500,000	7,532,038
City of Charlottesville, VA GO, State Aid Withholding
4.00% 06/15/44	1,000,000	1,026,336
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,387,477
4.25% 01/15/53	2,500,000	2,545,039
County of Chesterfield, VA GO, State Aid Withholding
4.00% 01/01/42	1,385,000	1,440,114
County of Fairfax Sewer Revenue, VA Revenue
5.00% 07/15/54	3,125,000	3,472,019
County of Fairfax, VA GO, State Aid Withholding
4.00% 10/01/35 - 10/01/43	6,500,000	6,761,107
County of Loudoun, VA GO, State Aid Withholding
4.00% 12/01/33	5,765,000	5,816,123
Fairfax County Water Authority, VA Revenue
4.00% 04/01/43	1,000,000	1,025,692
Virginia College Building Authority, VA Revenue, State Intercept
4.00% 09/01/35	1,000,000	1,024,652
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	1,018,682
Virginia Public School Authority, VA Revenue, State Aid Withholding
5.00% 08/01/43	3,475,000	3,901,930
Virginia Resources Authority, VA Revenue
4.00% 11/01/41	3,000,000	3,007,389
5.00% 11/01/35	1,000,000	1,190,944
		48,846,740
Washington - 4.8%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/51	5,000,000	5,015,376
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 09/01/35 - 09/01/40	5,540,000	5,637,539
	Principal Amount	Fair Value
5.00% 07/01/52	$3,000,000	$3,247,042
City of Seattle, WA GO
4.00% 12/01/31	2,500,000	2,516,097
City of Spokane, WA GO
3.13% 12/01/33	1,260,000	1,209,332
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/36 - 01/01/46	2,500,000	2,750,798
County of King, WA GO
4.00% 07/01/29 - 12/01/34	4,650,000	4,751,002
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,490,270
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/42	6,985,000	7,374,322
Spokane County School District No. 356 Central Valley, WA GO, School Bond Guaranty
4.00% 12/01/31	2,605,000	2,698,988
State of Washington, WA GO
4.00% 06/01/34	1,330,000	1,417,091
5.00% 02/01/36 - 02/01/48	5,300,000	5,848,476
Tacoma Metropolitan Park District, WA GO
5.00% 12/01/33	1,000,000	1,164,504
Vancouver Library Capital Facilities Area, WA GO
4.00% 12/01/27	1,000,000	1,030,892
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	803,213
		46,954,942
Wisconsin - 0.7%
County of Dane, WI GO
5.00% 06/01/28	2,340,000	2,488,555
Hamilton School District, WI GO
5.00% 04/01/36	1,705,000	1,919,207
Public Finance Authority, WI Revenue
5.00% 07/01/27	500,000	520,029
State of Wisconsin, WI GO
4.00% 05/01/40	2,000,000	2,024,224
		6,952,015
Total Municipal Bonds and Notes (Cost $944,332,114)		963,556,048
Short-Term Investments - 0.3%
State Street Institutional Treasury Plus Fund - Premier Class 4.95% (d)(e) (Cost $3,354,294)	3,354,294	3,354,294
Total Investments (Cost $947,686,408)		966,910,342
Other Assets and Liabilities, net - 0.7%		6,388,222
NET ASSETS - 100.0%		$973,298,564
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.

See Notes to Schedule of Investments.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.

Abbreviations:
BAM - Build America Mutual Assurance Company

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$963,556,048	$—	$963,556,048
Short-Term Investments	3,354,294	—	—	3,354,294
Total Investments in Securities	$3,354,294	$963,556,048	$—	$966,910,342

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	4,577,263	$4,577,263	$188,806,955	$190,029,924	$—	$—	3,354,294	$3,354,294	$465,659
See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	7

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2024 is disclosed in the Fund’s Schedule of Investments.
8